Business Combination and Related Agreement - Additional Information (Details) - USD ($)	Dec. 08, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 23, 2021
Business Acquisition [Line Items]
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
PIPE Subscription Agreements | Maximum
Business Acquisition [Line Items]
Aggregate gross proceed under agreements	$ 26,000,000
Business Combination Agreement
Business Acquisition [Line Items]
Business acquisition, date of acquisition agreement	Dec. 08, 2022
Business acquisition, share price	$ 0.001
Common stock, par value	$ 0.0001